SCHEDULE OF WARRANT ISSUED (Details)	12 Months Ended
	Jun. 30, 2021 $ / shares shares	Jun. 30, 2021 AUD ($) $ / shares shares
Warrants One [Member]
IfrsStatementLineItems [Line Items]
Valuation date		Jul. 21, 2020
Grant Date		Jun. 01, 2020
Warrants issued | shares	39,975,000	39,975,000
Underlying asset price		$ 0.0070
Risk free rate		0.42%
Volatility		148.66%
Exercise price presented in United States Dollar	$ 0.00417
Exchange rate at valuation date		1 to US$0.7127
Exercise price presented in Australian Dollar		$ 0.0146
Time to maturity of underlying warrants (years)		5 years
Value per warrant in Australian Dollar		$ 0.009
Model used		Binomial
Valuation amount | $		$ 360,017
Warrants Two [Member]
IfrsStatementLineItems [Line Items]
Valuation date		Jan. 25, 2021
Grant Date		Jan. 25, 2021
Warrants issued | shares	48,750,000	48,750,000
Underlying asset price		$ 0.0110
Risk free rate		0.414%
Volatility		147.29%
Exercise price presented in United States Dollar	$ 0.0109
Exchange rate at valuation date		1 to US$0.7708
Exercise price presented in Australian Dollar		$ 0.0142
Time to maturity of underlying warrants (years)		5 years
Value per warrant in Australian Dollar		$ 0.0098
Model used		Binomial
Valuation amount | $		$ 476,297